Exhibit 99.9

Monthly Investor Report: Verizon Master Trust - VZMT 2024-4

Collection Period	June 2025
Payment Date	07/21/2025
Transaction Month	13
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$288,686,000.00		5.21%			5.21%
Class A-1b	6/22/26	06/20/2029	$245,918,000.00	31	SOFR +0.55%	07/14/2025	4.34262%	4.89%
Class B	6/22/26	06/20/2029	$40,872,000.00		5.40%			5.40%
Class C	6/22/26	06/20/2029	$24,524,000.00		5.60%			5.60%

Total			$600,000,000.00

Series 2024-4 Allocation % x Group One Available Funds								$41,510,197.84
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$41,510,197.84

Beginning of Period Reserve Account Balance								$6,539,509.54
Required Reserve Amount								$6,539,509.54
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$6,539,509.54

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$44.30	$44.30	$0.00	$0.00		$41,510,153.54
Owner Trustee Fee			$15,132.96	$15,132.96	$0.00	$0.00		$41,495,020.58
Asset Representations Reviewer Fee			$23.27	$23.27	$0.00	$0.00		$41,494,997.31
Supplemental ARR Fee			$93.07	$93.07	$0.00	$0.00		$41,494,904.24
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$41,493,654.24
Servicing Fee			$461,808.48	$461,808.48	$0.00	$0.00		$41,031,845.76
Class A-1a Note Interest			$1,253,378.38	$1,253,378.38	$0.00	$0.00		$39,778,467.38
Class A-1b Note Interest			$1,036,074.53	$1,036,074.53	$0.00	$0.00		$38,742,392.85
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,742,392.85
Class B Note Interest			$183,924.00	$183,924.00	$0.00	$0.00		$38,558,468.85
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,558,468.85
Class C Note Interest			$114,445.33	$114,445.33	$0.00	$0.00		$38,444,023.52
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,444,023.52
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$38,444,023.52
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,444,023.52
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$38,444,023.52
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$38,444,023.52
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$38,444,023.52
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$38,444,023.52
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$38,444,023.52
Class R Interest			$38,444,023.52	$38,444,023.52	$0.00	$0.00		$0.00

Total			$41,510,197.84	$41,510,197.84	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$1,253,378.38	$0.00	$0.00	$1,253,378.38
Class A-1b			$0.00	$0.00	$1,036,074.53	$0.00	$0.00	$1,036,074.53
Class B			$0.00	$0.00	$183,924.00	$0.00	$0.00	$183,924.00
Class C			$0.00	$0.00	$114,445.33	$0.00	$0.00	$114,445.33

Total			$0.00	$0.00	$2,587,822.24	$0.00	$0.00	$2,587,822.24

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.34	$0.00	$4.34	$288,686,000.00	1.00	$288,686,000.00	1.00
Class A-1b	$1,000.00	$4.21	$0.00	$4.21	$245,918,000.00	1.00	$245,918,000.00	1.00
Class B	$1,000.00	$4.50	$0.00	$4.50	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$1,000.00	$4.67	$0.00	$4.67	$24,524,000.00	1.00	$24,524,000.00	1.00

Total	$1,000.00	$4.31	$0.00	$4.31	$600,000,000.00	1.00	$600,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$300,000,000.00			$300,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.